Segment reporting - Revenues from contracts with customers (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) item	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€) item
Revenues
Revenue from contracts with customers	€ 27,832	€ 24,826	€ 21,567
Number of leased printers | item	0	0	1
EMEA
Revenues
Revenue from contracts with customers	€ 12,939	€ 12,228	€ 11,466
Asia Pacific
Revenues
Revenue from contracts with customers	6,764	7,107	4,521
Americas
Revenues
Revenue from contracts with customers	8,129	5,491	5,580
Systems
Revenues
Revenue from contracts with customers	15,828	15,728	12,556
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	15,166	14,634	11,366
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	662	1,094	1,190
Systems | EMEA
Revenues
Revenue from contracts with customers	5,608	6,646	5,926
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	5,629	6,099	3,612
Systems | Americas
Revenues
Revenue from contracts with customers	4,591	2,983	3,018
Services
Revenues
Revenue from contracts with customers	12,004	9,098	9,011
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	12,004	9,098	9,011
Services | EMEA
Revenues
Revenue from contracts with customers	7,331	5,582	5,540
Services | Asia Pacific
Revenues
Revenue from contracts with customers	1,135	1,008	909
Services | Americas
Revenues
Revenue from contracts with customers	€ 3,538	€ 2,508	€ 2,562